VistaShares Artificial Intelligence Supercycle ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Industrial Products - 13.3%
Advanced Energy Industries, Inc.	2,629	$393,509
GE Vernova, Inc.	2,878	1,764,128
Legrand SA	9,831	1,497,077
Vertiv Holdings Co. - Class A	13,422	1,711,976
		5,366,690

Software & Tech Services - 8.9%
CDW Corp.	848	139,716
Commvault Systems, Inc.(a)	6,747	1,259,294
Crowdstrike Holdings, Inc. - Class A(a)	371	157,193
Kehua Data Co. Ltd. - Class A	37,623	304,929
Nutanix, Inc. - Class A(a)	17,195	1,155,676
Palo Alto Networks, Inc.(a)	1,973	375,896
Zscaler, Inc.(a)	742	205,571
		3,598,275

Tech Hardware & Semiconductors - 74.4%(b)
Advanced Micro Devices, Inc.	10,130	1,647,442
AP Memory Technology Corp.	25,784	260,628
Arista Networks, Inc.(a)	7,016	958,035
ARM Holdings PLC(a)	5,599	774,398
ASMedia Technology, Inc.	2,130	114,968
Astera Labs, Inc.(a)	5,680	1,034,896
Asustek Computer, Inc.	47,491	981,838
Celestica, Inc.(a)	1,007	196,200
Cisco Systems, Inc.	4,054	280,091
Corning, Inc.	13,975	936,744
Corsair Gaming, Inc.(a)	28,679	256,103
Dell Technologies, Inc. - Class C	1,236	150,977
Extreme Networks, Inc.(a)	48,031	1,026,903
Foxconn Industrial Internet Co. Ltd. - Class A	242,300	1,828,609
GlobalFoundries, Inc.(a)	27,087	904,435
Hewlett Packard Enterprise Co.	9,681	218,500
Hygon Information Technology Co. Ltd. - Class A	19,296	526,229
IEIT Systems Co. Ltd. - Class A	64,800	610,048
Intel Corp.	56,286	1,370,564
Marvell Technology, Inc.	16,917	1,063,487
Micron Technology, Inc.	14,425	1,716,719
Montage Technology Co. Ltd. - Class A(a)	39,340	677,843
Nanya Technology Corp.	199,612	306,899
Navitas Semiconductor Corp.(a)	112,899	661,588
NetApp, Inc.	1,219	137,491

Nokia Oyj	47,821	$205,313
NVIDIA Corp.	11,404	1,986,349
Penguin Solutions, Inc.(a)	13,468	324,983
Pure Storage, Inc. - Class A(a)	5,566	431,977
Quanta Computer, Inc.	38,811	333,270
Seagate Technology Holdings PLC	4,700	786,780
Silicon Motion Technology Corp.	15,223	1,212,969
SK Hynix, Inc.	9,593	1,856,153
Super Micro Computer, Inc.(a)	11,187	464,708
Taiwan Semiconductor Co. Ltd.	110,464	185,374
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,975	1,841,188
TD SYNNEX Corp.	2,558	378,763
Transcend Information, Inc.	75,104	248,140
Vicor Corp.	13,653	697,805
Western Digital Corp.	4,462	358,477
		29,953,884

Telecommunications - 3.2%
NextDC Ltd.(a)	118,592	1,280,708

TOTAL COMMON STOCKS (Cost $34,960,226)		40,199,557

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.23%(c)	24,412	24,412

TOTAL SHORT-TERM INVESTMENTS (Cost $24,412)		24,412

TOTAL INVESTMENTS - 99.9% (Cost $34,984,638)		$40,223,969
Other Assets in Excess of Liabilities - 0.1%		60,132
TOTAL NET ASSETS - 100.0%		$40,284,101

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.